CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Current assets
Cash	$ 119,593	$ 1,065,945	$ 962,540
Deposits	12,546	12,546	13,780
Investment in JV with Ebenberg LLC	107,928	57,678	0
Prepaids	10,515	756
Total current assets	250,582	1,136,925	976,320
Property & equipment, net	6,263	4,409
Operating lease right-of-use asset	106,239	128,342	169,209
Total assets	363,084	1,269,676	1,145,529
Current liabilities
Accounts payable and accrued liabilities	157,869	56,836	73,224
Accrued liabilities, related party	64,000	22,000	25,000
Shares to be issued	75,200	75,200	0
Convertible notes payable, net of discount	5,850,000	3,936,185	158,196
Lease liability, current	50,647	48,963	42,643
Total current liabilities	6,197,716	4,139,184	299,063
Lease liability, long-term	66,938	92,197	141,160
Total liabilities	6,264,654	4,231,381	440,223
Stockholders' deficit
Common stock, $0.00001 par value; 5,000,000,000 shares authorized; 376,933,144 and 365,239,001 shares issued and outstanding at December 31, 2022 and June 30, 2022, respectively	3,769	3,652	2,928
Common stock to be issued	51,950	51,950	51,090
Additional paid in capital	19,523,605	16,351,791	4,138,191
Accumulated deficit	(22,668,569)	(16,571,505)	(3,270,235)
Controlling interest	(3,089,227)	(164,094)	921,992
Non-controlling interest	(2,812,343)	(2,797,611)	(216,686)
Total stockholders' deficit	(5,901,570)	(2,961,705)	705,306
Total liabilities and stockholders' deficit	363,084	1,269,676	1,145,529
Series A, Preferred Stock
Stockholders' deficit
Preferred stock, value	8	8	8
Series B Preferred Shares [Member]
Stockholders' deficit
Preferred stock, value	$ 10	10
Series B Preferred Stock [Member]
Stockholders' deficit
Preferred stock, value		$ 10	$ 10